Inventory	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Inventory [Abstract]
INVENTORY
5.	INVENTORY

Inventory consisted of the following as of March 31, 2018 and December 31, 2017:

	2018	2017
Finished goods for sale	$-	$272,402
Less: Allowance for write downs	-	-
	$-	$272,402

The Company does not provide allowance for its inventory as all the inventories were sold subsequently.

5.	INVENTORY

Inventory consisted of the following:

	December 31	December 31
	2017	2016
Finished goods for sale	$272,402	$-
Less: Allowance for write downs	-	-
	$272,402	$-

The Company does not provide allowance for its inventory as all the inventories were sold subsequently.